Property and Equipment (Tables)	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Investments in Property and Equipment	Investments in property and equipment other than held for sale
		Accumulated	Net
	Cost	Depreciation	Investment
Computer	$33,387	$(18,739)	$14,648
Furniture and fixtures	20,815	(7,569)	13,246
Total investment in property and equipment	$54,202	$(26,308)	$27,894
Investments in property and equipment other than held for sale
		Accumulated	Net
	Cost	Depreciation	Investment
Computer	$33,401	$(11,856)	$21,545
Furniture and fixtures	20,853	(7,467)	13,386
Total investment in property and equipment	$54,254	$(19,323)	$34,931
Investments in property and equipment held for sale
		Accumulated	Net
	Cost	Depreciation	Investment
Land	$19,690	$-	$19,690
Buildings and building improvements	267,117	(6,172)	260,945
Furniture and fixtures	16,090	(3,117)	12,973
Total investment in real estate	$302,897	$(9,289)	$293,608
Investments in property and equipment other than held for sale
		Accumulated	Net
	Cost	Depreciation	Investment
Computer	$33,401	$(11,856)	$21,545
Furniture and fixtures	20,853	(7,467)	13,386
Total investment in real estate	$54,254	$(19,323)	$34,931
Investments in property and equipment held for sale
		Accumulated	Net
	Cost	Depreciation	Investment
Land	$19,690	$-	$19,690
Buildings and building improvements	267,117	(6,172)	260,945
Furniture and fixtures	16,090	(3,117)	12,973
Total investment in real estate	$302,897	$(9,289)	$293,608

Investments in property and equipment consisted of the following as of April 30, 2023
		Accumulated	Net
	Cost	Depreciation	Investment
Land	$218,556	$-	$218,556
Buildings and building improvements	1,713,265	(72,514)	1,640,751
Computer	33,543	(11,904)	21,639
Furniture and fixtures	73,975	(22,355)	51,620
Total investments	$2,039,339	$(106,773)	$1,932,566
Investments in property and equipment held for sale
		Accumulated	Net
	Cost	Depreciation	Investment
Land	$19,690	$-	$19,690
Buildings and building improvements	226,284	(6,012)	220,272
Furniture and fixtures	16,090	(2,626)	13,464
Total investments	$262,064	$(8,638)	$253,426
Investments in property and equipment other than held for sale
		Accumulated	Net
	Cost	Depreciation	Investment
Land	$218,556	$-	$218,556
Buildings and building improvements	1,713,265	(10,058)	1,703,207
Computer	32,330	(3,637)	28,693
Furniture and fixtures	69,305	(2,065)	67,240
Total investments	$2,033,456	$(15,760)	$2,017,696
Investments in property and equipment held for sale
		Accumulated	Net
	Cost	Depreciation	Investment
Land	$138,283	$-	$138,283
Buildings and building improvements	1,609,873	(39,999)	1,569,874
Furniture and fixtures	106,530	(16,234)	90,296
Total investments	$1,854,686	$(56,233)	$1,798,453